THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated May 20, 2015

PROSPECTUSES DATED May 1, 2015

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

Effective immediately, this Supplement amends certain information contained in the Prospectuses referenced above.

In the NML Variable Annuity Account A - Flexible Payment Variable Annuity, the section titled “Deductions – Sales Load,” is hereby amended to add the following sentence to the last paragraph:

For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%.

In the NML Variable Annuity Account B - Flexible Payment Variable Annuity in the section titled “Deductions,” the last paragraph of the paragraph under the heading “Sales Load” is hereby amended as follows:

For front-load contracts sold between May 1, 2000 and April 30, 2003, the sales load on cumulative purchase payments in excess of $1,000,000 is 0.5%.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated May 20, 2015.